Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair value of financial instruments
Summary of information about financial assets and liabilities measured at fair value

	December 31, 2022
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss
Convertible loan receivable	—	—	—	—
Warrants on equity securities
Publicly traded mining exploration and development companies
Precious metals	—	—	18	18
Other minerals	—	—	—	—
Financial assets at fair value through other comprehensive loss
Equity securities
Publicly traded mining exploration and development companies
Precious metals	9,537	—	—	9,537
Other minerals	24,264	—	—	24,264
	33,801	—	18	33,819

	December 31, 2021
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss
Convertible loan receivable	—	—	6,339	6,339
Warrants on equity securities
Publicly traded mining exploration and development companies
Precious metals	—	—	571	571
Other minerals	—	—	42	42
Financial assets at fair value through other comprehensive loss
Equity securities
Publicly traded mining exploration and development companies
Precious metals	35,714	—	—	35,714
Other minerals	6,850	—	—	6,850
	42,564	—	6,952	49,516

Schedule of the changes in the Level 3 investments

	2022	2021
	$	$

Balance – Beginning of year	6,952	1,892
Acquisitions	4,438	6,915
Warrants exercised	(117)	(1,122)
Acquisition of Tintic (note 6)	(10,827)	—
Change in fair value – warrants exercised (i)	49	300
Change in fair value – expired (i)	(287)	(15)
Change in fair value – held at the end of the year (i)	(241)	(1,018)
Foreign exchange	51	—
Balance – End of year	18	6,952
(i)Recognized in the consolidated statements of loss under other income, net.